UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
CWC Advisors, LLC.
Address:
5800 SW Meadows Rd

Suite 230

Lake Oswego, OR 97035
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:
Gary R. Woolworth

Title:
President

Phone:
503-968-0950

Signature,
Place,
and Date of Signing:
Gary R. Woolworth
Lake Oswego, OR
August 24, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
88
Form 13F Information Table Value Total:
$122,485


List of Other Included Managers:





No.  13F File Number
Name

Form 13F Information Table

			                                Value	Shares/	 Sh/   Put/    Invstmt	Other 	Voting Authority
Name of Issuer	           Title of Class   CUSIP     (x$1000)	PRN AMT	 PRN   Call    Discretn Managers Sole Shared None
Affiliated Managers Group      COM	008252108	4019	36718	 SH	     SOLE	      16049	  20669
Aflac Inc 	               COM	01055102	323	7594	 SH	     SOLE	       7594
Allete Inc.                    COM	018522300      	2176	52049	 SH	     SOLE	      22191	  29858
American Eagle Outfitters Inc. COM	02553E106      	3060	155088	 SH	     SOLE	      68026	  87062
Ameritrade Holdings Corp       COM	03074K100       341	20041	 SH	     SOLE	      20041
AMN Healthcare Services Inc.   COM	001744101      	3001	506001	 SH	     SOLE	     214567	 291434
Annaly Capital Management Inc. COM	035710409	304	18144	 SH	     SOLE	      18144
Apache Corporation             COM	037411105	327	3716	 SH	     SOLE	       3716
Arbitron Inc.                  COM	03875Q108       1613	46073	 SH	     SOLE	      19593	  26480
ATMI Inc.                      COM	00207R101      	1560	75850	 SH	     SOLE	      32120	  43730
BMC Software Inc               COM	055921100	414	9704	 SH	     SOLE	       9704
C&J Energy Services            COM	12467B304       1533	82885	 SH	     SOLE	      31017	  51868
Cal - Maine Foods Inc          COM	128030202	3479	88981	 SH	     SOLE	      37370	  51611
Capitol Federal Financial Inc. COM	14057J101       2037	171439	 SH	     SOLE	      71929	  99510
Capstead Mortgage Corporation  COM	14067E506       2633	189309	 SH	     SOLE	      92734	  96575
CareFusion Corporation         COM	14170T101       324	12627	 SH	     SOLE	      12627
Caterpillar Inc                COM	149123101	270	3181	 SH	     SOLE	       3181
Chubb Corp                     COM	171232101	425	5839	 SH	     SOLE	       5839
Cisco Systems                  COM	17275R102       410	23868	 SH	     SOLE	      23868
Clorox Company                 COM	189054109	349	4817	 SH	     SOLE	       4817
CME Group Inc                  COM	12572Q105       355	1324	 SH	     SOLE	       1324
Commercial Metals Company      COM	201723103	288	23447	 SH	     SOLE	      23447
Conocophillips                 COM	20825C104       215	3848	 SH	     SOLE	       3848
Covance Inc                    COM	222816100	2766	57814	 SH	     SOLE	      25796	  32018
Cummins Inc Formerlycummins En COM	231021106	194	2000	 SH	     SOLE	       2000
Diamond Offshore Drilling Inc. COM	25271C102       417	7053	 SH	     SOLE	       7053
Dynamic Materials ORD          COM	267888105	1892	109158	 SH	     SOLE	      41558	  67600
EarthLink, Inc                 COM	270321102	2551	343297	 SH	     SOLE	     143855	 199442
Endo Health Solutions Inc      COM	29264F205       2351	75903	 SH	     SOLE	      34199	  41704
Enterprise Products Partners   COM	293792107	194	3787	 SH	     SOLE	       3787
Exelon Corp                    COM	30161N101       236	6265	 SH	     SOLE	       6265
Flir Systems Inc.              COM	302445101	1837	94186	 SH	     SOLE	      40606	  53580
GameStop Corporation           COM	36467W109       2158	117545	 SH	     SOLE	      52837	  64708
GFI Group Inc.                 COM	361652209	2095	588567	 SH	     SOLE	     248349	 340218
Goldman Sach Group Inc.        COM	38141G104       276	2880	 SH	     SOLE	       2880
Goodrich Petroleum Corporation COM	382410405	2120	152979	 SH	     SOLE	      65291	  87688
GT Advanced Technologies Inc.  COM	36191U106       1762	333670	 SH	     SOLE	     138052	 195618
Gulfport Energy Corporation    COM	402635304	1620	78536	 SH	     SOLE	      33521	  45015
Harris Corp                    COM	413675105	389	9293	 SH	     SOLE	       9293
Helix Energy Solution Gp       COM	42330P107       2130	129818	 SH	     SOLE	      58097	  71721
Illinois Tool Works Inc.       COM	452308109	368	6959	 SH	     SOLE	       6959
Intel                          COM	458140100	559	20958	 SH	     SOLE	      20958
Intrepid Potash Inc Com        COM	46121Y102       1664	73126	 SH	     SOLE	      30415	  42711
Intuit Inc.                    COM	461202103	381	6419	 SH	     SOLE	       6419
Ishares  R2000 Value           COM	464287630	349	4951	 SH	     SOLE	       4951
Ishares R1000 Growth           COM	464287614	463	7317	 SH	     SOLE	       7317
Ishares R1000 Value            COM	464287598	206	3018	 SH	     SOLE	       3018
Ishares R2000 Growth           COM	464287648	365	3995	 SH	     SOLE	       3995
Jones Lang LaSalle Inc.        COM	48020Q107       2146	30490	 SH	     SOLE	      13466	  17024
Kirkland's Inc.                COM	497498105	2177	193522	 SH	     SOLE	      81551	 111971
Kohl's Corp                    COM	500255104	438	9624	 SH	     SOLE	       9624
Kraton Performance Polymers    COM	50077C106       2603	118801	 SH	     SOLE	      48525	  70276
Kulicke & Soffa Industries Inc COM	501242101	2234	250487	 SH	     SOLE	     105380	 145107
Logitech International SA      COM	H50430232       3576	335179	 SH	     SOLE	     144415	 190764
LTX Credence Corp              COM	502403207	2753	410893	 SH	     SOLE	     171215	 239678
Marsh & Mclennan Companies Inc COM	571748102	362	11246	 SH	     SOLE	      11246
Mattel Inc.                    COM	577081102	460	14183	 SH	     SOLE	      14183
Medtronic Inc                  COM	585055106	412	10647	 SH	     SOLE	      10647
Microsoft                      COM	594918104	144	4697	 SH	     SOLE	       4697
Montpelier Re Holdings LTD     COM	G62185106       3507	164721	 SH	     SOLE	      70242	  94479
Nike Inc Class B               COM	654106103	394	4490	 SH	     SOLE	       4490
Nordic American Tankers Ltd.   COM	G65773106       2242	165192	 SH	     SOLE	      73424	  91768
Occidental Petroleum Corp      COM	674599105	232	2710	 SH	     SOLE	       2710
OmniVision Technologies        COM	682128103	2765	207268	 SH	     SOLE	      88658	 118610
Oplink Communications, Inc.    COM	68375Q403       1717	126907	 SH	     SOLE	      52781	  74126
Orbital Sciences Corporation   COM	685564106	2086	161445	 SH	     SOLE	      69331	  92114
Rigel Pharmaceuticals Inc.     COM	766559603	3179	341804	 SH	     SOLE	     147433	 194371
Rubicon Technology Inc.        COM	78112T107       2970	291208	 SH	     SOLE	     120435	 170773
S&P 500 Dep Receipt            COM	78462F103       170	1250	 SH          SOLE	       1250
Skechers USA Inc.              COM	830566105	3304	162192	 SH	     SOLE	      72013	  90179
Stryker Corp   	               COM	863667101	406	7361	 SH	     SOLE	       7361
Symantec Corp    	       COM	871503108	311	21321	 SH	     SOLE	      21321
Synaptics Inc.                 COM	87157D109       2560	89414	 SH	     SOLE	      37838	  51576
Sysco Corporation              COM	871829107	329	11048	 SH	     SOLE	      11048
Taser Intl Inc                 COM	87651B104       3745	714686	 SH	     SOLE	     304114	 410572
TeleTech Holdings Inc.         COM	879939106	1815	113467	 SH	     SOLE	      47490	  65977
Texas Instruments              COM	882508104	296	10333	 SH	     SOLE	      10333
Thompson Creek Metals Company  COM	884768102	2512	787309	 SH	     SOLE	     321980	 465329
Tutor Perini Corp              COM	901109108	2830	223329	 SH	     SOLE	      91186	 132143
Umpqua Holdings Corp           COM	904214103	2910	221108	 SH	     SOLE	      94202	 126906
United Therapeutics Corp       COM	91307C102       1970	39890	 SH	     SOLE	      16703	  23187
Unitedhealth Group             COM	91324P102       370	6319	 SH	     SOLE	       6319
Vanguard Emerging Markets VIPE COM	922042658	302	7556	 SH	     SOLE	       7556
Vanguard Pacific VIPERs        COM	922042866	243	4848	 SH	     SOLE	       4848
Varian Medical Systems Inc.    COM	92220P105       431	7092	 SH	     SOLE	       7092
ViroPharma Inc.                COM	928241108	2281	96226	 SH	     SOLE	      42166	  54060
Walgreen Company  	       COM	931422109	197	6656	 SH	     SOLE	       6656
Windstream Corp                COM	97381W104       307	31785	 SH	     SOLE	      31785